Goodwill and Deferred Charges and Other Non-Current Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								12 Months Ended
	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012 Aerospace Group	Mar. 31, 2011 Aerospace Group	Mar. 31, 2010 Aerospace Group	Mar. 31, 2012 Defense Group	Mar. 31, 2011 Defense Group	Mar. 31, 2010 Defense Group	Mar. 31, 2011 Sporting Group	Mar. 31, 2012 Sporting Group
Changes in the carrying amount of goodwill
Balance at the beginning of the period	$ 1,183,910	$ 1,251,536	$ 676,516	$ 676,516	$ 676,516	$ 366,947	$ 366,947	$ 366,947	$ 140,447	$ 208,073
Acquisition	67,626								67,626
Balance at the end of the period	1,251,536	1,251,536	676,516	676,516	676,516	366,947	366,947	366,947	208,073	208,073
Accumulated impairment losses			108,500
Deferred charges and other non-current assets
Gross debt issuance costs	34,823	27,613
Less accumulated amortization	(12,047)	(9,602)
Net debt issuance costs	22,776	18,011
Other intangible assets	131,850	121,001
Long term receivables	188,935	312,843
Long-term inventory	11,061	13,032
Environmental remediation receivable	26,761	28,888
Commodity forward contracts	12,619
Other non-current assets	50,806	47,523
Total deferred charges and other non-current assets	$ 444,808	$ 541,298